Parent Company Only Condensed Financial Information (Details) - Schedule of Parent Company Statements of Operations and Comprehensive Loss - Parent Company [Member] - Reportable Legal Entities [Member]
		12 Months Ended
		Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Schedule of Parent Company Statements of Operations and Comprehensive Loss [Abstract]
Equity loss of subsidiaries		¥ (379,244,652)	$ (53,452,382)	¥ (138,758,136)	¥ (75,864,722)
Operating expenses:
Selling and marketing
General and administrative		60,553,856	8,534,722	7,630,726	29,178,255
Research and development		33,011	4,653	(887,280)	988,531
Total operating expenses		60,586,867	8,539,375	6,743,446	30,166,786
Loss from operations		(439,831,519)	(61,991,757)	(145,501,582)	(106,031,508)
Other income (expenses):
Financial expenses, net		1,907,804	268,894	1,119	27,107
Fair value changes of warrant liability		4,458,844	628,449	21,358
Total other expense, net		6,366,648	897,343	22,477	27,107
Net loss		(433,464,871)	(61,094,414)	(145,479,105)	(106,004,401)
Accretion to redemption value of convertible redeemable preferred shares				(137,991,697)	(130,662,326)
Foreign currency translation gain(loss)		(3,767,798)	(531,050)	(137,500,063)	38,864,606
Net loss attributable to Lakeshore Biopharma		(433,464,871)	(61,094,414)	(283,470,802)	(236,666,727)
Net loss		(433,464,871)	(61,094,414)	(145,479,105)	(106,004,401)
Total comprehensive loss		¥ (437,232,669)	$ (61,625,464)	¥ (282,979,168)	¥ (67,139,795)
Loss per share*:
Basic loss per share (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (4.05)	$ (0.57)	¥ (2.35)	¥ (1.71)
Weighted average number of ordinary shares outstanding*:
Weighted average number of ordinary shares outstanding basic (in Shares)	[1]	106,923,121	106,923,121	61,785,466	61,827,883

[1]	Gives retroactive effect to the business combination in March 2023.